Cash flows information - Reconciliation of net liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net liabilities arising from financing activities
Opening balance of liabilities arising from financing activities	$ (10,695)	$ (26,875)
Cash flows from financing activities	11,377	2,923
Non-cash transactions:
- Movement in digital assets	28,394	9,270
- Business combination - merger transaction (Note 5.1)	3,616
- Transfer to liabilities held for sale	(33)
- Disposal of discontinued operations	(1,967)
- Additions of leased assets	133	724
- Lease modification	(125)
- Interest expense	71	2
- Waiver of related party balances	(948)	(47,106)
- Unrealized fair value loss	(1,553)	18,007
- Foreign exchange	(40)
Closing balance of liabilities arising from financing activities	(49,620)	(10,695)
Amount due to related parties
Reconciliation of net liabilities arising from financing activities
Opening balance of liabilities arising from financing activities	(9,980)	(26,875)
Cash flows from financing activities	12,158	2,934
Non-cash transactions:
- Movement in digital assets	28,394	9,270
- Waiver of related party balances	(948)	(47,106)
- Unrealized fair value loss	(1,553)	18,007
Closing balance of liabilities arising from financing activities	(48,031)	(9,980)
Lease liabilities
Reconciliation of net liabilities arising from financing activities
Opening balance of liabilities arising from financing activities	(715)
Cash flows from financing activities	(796)	(11)
Non-cash transactions:
- Business combination - merger transaction (Note 5.1)	1,678
- Transfer to liabilities held for sale	(33)
- Additions of leased assets	133	724
- Lease modification	(125)
- Interest expense	57	2
- Foreign exchange	(40)
Closing balance of liabilities arising from financing activities	(1,589)	$ (715)
Bank borrowings
Reconciliation of net liabilities arising from financing activities
Cash flows from financing activities	15
Non-cash transactions:
- Business combination - merger transaction (Note 5.1)	1,938
- Disposal of discontinued operations	(1,967)
- Interest expense	$ 14